INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax
Income tax
IN MILLIONS OF USD	2019	2018	2017
Current income taxes	(11.3)	(9.8)	(8.5)
of which corresponding to the current period	(11.3)	(9.8)	(8.5)
Deferred income taxes	(3.2)	6.8	(34.4)
of which related to the origination or reversal of temporary differences	(3.6)	(4.9)	5.8
of which adjustments recognized in relation to prior years 1	0.6	10.7	–
of which due to changes in tax rates	(0.2)	1.0	(40.2)
Total	(14.5)	(3.0)	(42.9)

1	In 2018, deferred income tax in relation to prior years of USD 10.7 million refers mainly to reversals of allowances on deferred tax assets in connection with US tax losses carry forward (see note 26).

Reconciliation of income tax
IN MILLIONS OF USD	2019	2018	2017
Profit before tax	60.8	68.8	32.3
Expected tax rate in %	26.8%	26.8%	35.2%
Tax at the expected rate	(16.3)	(18.4)	(11.3)

EFFECT OF
Different tax rates for subsidiaries in other jurisdictions	–	0.2	0.5
Effect of changes in tax rates on previously recognized deferred tax assets and liabilities	(0.2)	1.0	(40.2)
Non-deductible expenses	(2.5)	(2.3)	0.3
Net change of unrealized tax losses carry forward	–	–	(2.0)
Adjustments recognized in relation to prior year 1	0.6	10.7	–
Income taxed in non-controlling interest holders	8.9	9.7	11.2
Other items 2	(5.0)	(3.9)	(1.4)
Total	(14.5)	(3.0)	(42.9)

1	In 2018, deferred income tax in relation to prior years of USD 10.7 million refers mainly to reversals of allowances on deferred tax assets in connection with US tax losses carry forward (see note 26).

2	In 2019 and 2018, other items of USD 5.0 million and USD 3.9 million, respectively, consist mainly of US state taxes and charges under the new BEAT regulation.